Other income (expenses), net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Other income (expenses), net
Waiver of rental fee payable	$ 157,757	$ 246,551
Loss on disposals of property and equipment		(54,512)
Other income (expenses), net	(11,929)	(10,222)	$ (8,553)
Total	$ 145,828	$ 181,817	$ (8,553)